Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net earnings	$ 765	$ 292	$ 1,121	$ 656
Other comprehensive (loss) income
Unrealized foreign currency translation (losses) gains	(257)	245	(523)	551
Comprehensive income	508	537	598	1,207
Comprehensive (loss) income attributable to:
Non-controlling interests	(2)	68	(7)	132
Preference equity shareholders	17	17	34	33
Common equity shareholders	493	452	571	1,042
Comprehensive income	$ 508	$ 537	$ 598	$ 1,207